Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,361,000
Previously Paid Amount	0.00
Total Fee Amount	361.47
Total Offset Amount	0.00
Net Fee	361.47
Narrative - Max Aggregate Offering Price	$ 2,361,000
Final Prospectus	true